Redeemable Preferred Shares (Details) - Schedule of redeemable preferred shares - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of redeemable preferred shares
Opening balance		37,730,000	21,000,000
Issuance of Series Angel Preferred Shares	[1]			4,000,000
Conversion of Beijing SAI preferred shares due to reorganization	[1]		(21,000,000)
Issuance of Series Angel Preferred Shares of the Company due to reorganization	[2]		7,289,000
Issuance of Series Pre-A Preferred Shares of the Company due to reorganization	[3]		13,974,000	17,000,000
Issuance of Series A Preferred Shares	[4]		16,467,000
Conversion into Ordinary Shares	[5]	(37,730,000)
Ending balance		0	37,730,000	21,000,000
Mezzanine equities [Member]
Number of redeemable preferred shares
Opening balance		12,473,000	3,218,000
Ending balance			12,473,000	3,218,000
Series Angel Preferred Shares	[6]			613,000
Series A Preferred Shares	[7]		8,156,000	2,605,000
Accretion during the period	[8]		1,064,000
Currency translation adjustment			35,000
Conversion into Ordinary Shares	[9]	(12,473,000)
Common Class A [Member]
Number of redeemable preferred shares
Opening balance		5,151,000	2,928,000
Issuance of Series Angel Preferred Shares	[1]			975,000
Conversion of Beijing SAI preferred shares due to reorganization	[1]		(2,928,000)
Issuance of Series Angel Preferred Shares of the Company due to reorganization	[2]		975,000
Issuance of Series Pre-A Preferred Shares of the Company due to reorganization	[3]		1,953,000	1,953,000
Issuance of Series A Preferred Shares	[4]		2,223,000
Conversion into Ordinary Shares	[5]	(5,151,000)
Ending balance			5,151,000	2,928,000

[1]	The investment in a PRC entity is not presented in the form of single unit share, but the amount and percentage in paid-in capital of the entity. The number of shares presented is under the assumption that RMB1 ($0.15) is equal to 1 unit of share.
[2]	Series Angel Preferred Shares have a par value of $0.0001, with 7,288,630 shares authorized and issued.
[3]	Series Pre-A Preferred Shares have a par value of $0.0001, with 13,974,442 shares authorized. The number of Series Pre-A Preferred Shares issued during 2021 includes 4,110,130 Series Pre-A Preferred Shares issued at reorganization and 9,864,312 Series Pre-A Preferred Shares to be issued upon exercise of the warrants that were granted to three investors of Beijing SAI, as the exercise of these warrants were considered to be administrative procedures and the Company does not expect any circumstances under which those shares would not be issued. The $1.86 million for the exercise of the warrants is considered to be paid by the warrant holders at their Series Pre-A investment on Beijing SAI in September 2020. The administrative procedures for the exercise of the warrants have been completed and the funds were received by SAI on September 9, 2021, and the 9.8 million Series Pre-A Preferred Shares were issued on the same date. The Company considered the Series Pre-A Preferred Shares should be retrospectively stated in the financial statements as if they had been issued on September 2020 and were considered outstanding as of the balance sheet date.
[4]	Series A Preferred Shares has a par value of $0.0001, with 17,247,608 shares authorized and 16,466,767 shares issued.
[5]	The redeemable preferred shares are transferred to Class A Ordinary Shares following the Business Combination, see Note 1a for more information.
[6]	The issuance of Series Angel Preferred Shares on March 28, 2020, pursuant to which 6.67% of the equity interest of Beijing SAI were transferred for a total consideration of RMB4,000 ($613).
[7]	The issuance of Series A Preferred Shares of 16,466,767 on April 22, 2021, with the par value of $0.0001, for the total consideration of $2,605.
[8]	Accretion provided for the redemption rights for Series Angel, Series Pre-A and Series A Preferred Shares to the redemption value.
[9]	Since the redeemable preferred shares are transferred into Class A Ordinary Shares following the Business Combination, there is no redeemable value of those shares, see Note 1a for more information